Transactions in soles - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 $ / S/	Dec. 31, 2023 $ / S/
Transactions in Soles
Foreign currency exchange difference	$ (9,184,000)	$ 19,375,000	$ 26,871,000
Purchased call options | Sociedad Minera Cerro Verde S.A.A.
Transactions in Soles
Closing foreign exchange rate	0.2661	0.2699		3.77	3.713
Written put options | Sociedad Minera Cerro Verde S.A.A.
Transactions in Soles
Closing foreign exchange rate	0.2653	0.2693			3.705